NATIONWIDE VARIABLE INSURANCE TRUST
NVIT Multi-Manager International Growth Fund
NVIT Multi-Manager International Value Fund
NVIT Multi-Manager Large Cap Growth Fund
NVIT Multi-Manager Large Cap Value Fund
NVIT Multi-Manager Mid Cap Growth Fund
NVIT Multi-Manager Mid Cap Value Fund
NVIT Multi-Manager Small Cap Growth Fund
NVIT Multi-Manager Small Cap Value Fund
NVIT Multi-Manager Small Company Fund

Supplement dated February 13, 2015
to the Prospectus dated April 30, 2014

Capitalized terms and certain other terms used in the supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.

NVIT Multi-Manager Small Company Fund

Effective immediately, the Prospectus is amended as follows:

1.	The information under the section entitled “Portfolio Managers” on page 32 of the Prospectus is deleted and replaced with the following:

Portfolio Manager	Title	Length of Service with Fund
Putnam
Eric N. Harthun	Portfolio Manager	Since 2008
MSIM
Dennis Lynch	Managing Director	Since 2009
David Cohen	Managing Director	Since 2009
Sam Chainani	Managing Director	Since 2009
Alexander Norton	Executive Director	Since 2009
Jason Yeung	Managing Director	Since 2009
Armistead Nash	Executive Director	Since 2009
Neuberger Berman
Judith M. Vale	Managing Director	Since 1995
Robert D’Alelio	Managing Director	Since 1996
Michael L. Bowyer	Managing Director	Since 2015
Brett Reiner	Managing Director	Since 2015
Gregory G. Spiegel	Managing Director	Since 2015
Oppenheimer
Ronald J. Zibelli, Jr., CFA	Vice President	Since 2011
Ash Shah, CFA, CPA	Vice President	Since 2014

2.	The information under the section “Portfolio Management,” within the subheading “Neuberger Berman” on page 60 of the Prospectus, is deleted and replaced with the following:

The portfolio managers responsible for the day-to-day management for the portion of the Fund managed by Neuberger Berman are Judith M. Vale, Robert D’Alelio, Michael L. Bowyer, Brett Reiner and Gregory G. Spiegel. Ms. Vale serves as Managing Director and Lead Portfolio Manager and has been a member of the Small Cap Value Team at Neuberger Berman since 1992. Mr. D’Alelio serves as Managing Director and Lead Portfolio Manager and has been a member of the Small Cap Value Team at Neuberger Berman since 1996. Mr. Bowyer serves as Managing Director and Associate Portfolio Manager and has been a member of the Small Cap Value team at Neuberger since 2001. Mr. Reiner serves as Managing Director and Associate Portfolio Manager and has been a member of the Small Cap Value team at Neuberger since 2003. Mr. Spiegel serves as Managing Director and Associate Portfolio Manager and has been a member of the Small Cap Value team at Neuberger since 2012. Prior to joining the firm, Mr. Spiegel was the Director of Research at another firm, covering global equities and overseeing that firm’s research analysts from 2010 to 2012.

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